Subsequent Events (Details)				1 Months Ended	6 Months Ended
	Apr. 04, 2025 $ / shares shares	Mar. 10, 2025 $ / shares shares	Mar. 06, 2025 USD ($) $ / shares shares	Mar. 31, 2025 AED (د.إ)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 AED (د.إ) shares	Jun. 30, 2024 AED (د.إ)	Apr. 14, 2025 shares	Mar. 24, 2025 shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Events After Reporting Date [Line Items]
Ordinary shares | shares					34,888,447					30,000,000	30,000,000
Par value per share | $ / shares					$ 0.0001					$ 0.0001	$ 0.0001
Price per share. | $ / shares					$ 4
Gross proceeds					$ 13,817,848	د.إ 50,739,139
Exercise price | $ / shares					$ 5
Convertible promissory note | $					$ 5,430,000
Discount amount | $					400,000
Transaction expenses | $					30,000
Purchase price | $					$ 5,000,000
Percentage of annual interest					8.00%
Conversion price per share | $ / shares					$ 2.75
Number of reserved shares | shares					6,750,000	6,750,000
Number of shares resale | shares					7,100,000	7,100,000
Initial Public Offering [Member]
Events After Reporting Date [Line Items]
Price per share. | $ / shares			$ 4
Subsequent Event [Member]
Events After Reporting Date [Line Items]
Cash repayments of advances and loans from related parties | د.إ				د.إ 22,500,000
Principle amount | د.إ				20,100,000
Interest expenses | د.إ				د.إ 2,400,000
Offering price per share | $ / shares			$ 4
Ordinary Shares [Member] | Subsequent Event [Member]
Events After Reporting Date [Line Items]
Ordinary shares | shares			3,875,000
Warrant [Member]
Events After Reporting Date [Line Items]
Par value per share | $ / shares					$ 0.01
Purchase of warrants | shares					5,000,000	5,000,000
Warrant [Member] | Subsequent Event [Member]
Events After Reporting Date [Line Items]
Percentage of issued and outstanding	3.00%
Exercise price | $ / shares	$ 0.01
Ordinary Shares [Member]
Events After Reporting Date [Line Items]
Ordinary shares | shares					3,875,000
Par value per share | $ / shares					$ 0.0001
Offering price per share | $ / shares					$ 4
Ordinary Shares [Member] | Initial Public Offering [Member]
Events After Reporting Date [Line Items]
Par value per share | $ / shares			$ 0.0001
Ordinary Shares [Member] | Subsequent Event [Member]
Events After Reporting Date [Line Items]
Gross proceeds | $			$ 15,500,000
Warrant expired term		5 years
Ordinary Shares [Member] | Subsequent Event [Member] | Initial Public Offering [Member]
Events After Reporting Date [Line Items]
Ordinary shares | shares			3,875,000
Ordinary Shares [Member] | Olimp Projects LLC [Member]
Events After Reporting Date [Line Items]
Ordinary shares | shares									131,748
Ordinary Shares [Member] | Olimp Projects LLC [Member] | Subsequent Event [Member]
Events After Reporting Date [Line Items]
Ordinary shares | shares	131,748
Ordinary Shares [Member] | Art Alexander Balikin [Member]
Events After Reporting Date [Line Items]
Ordinary shares | shares								881,699
Ordinary Shares [Member] | Art Alexander Balikin [Member] | Subsequent Event [Member]
Events After Reporting Date [Line Items]
Ordinary shares | shares								881,699
Underwriter’s Warrants [Member] | Subsequent Event [Member]
Events After Reporting Date [Line Items]
Aggregate of ordinary shares | shares		232,500
Underwriter 's warrants price per share | $ / shares		$ 5